Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
12.	Inventories

	12.31.2019	12.31.2018
Raw materials	499.2	897.6
Work in process	439.7	891.6
Spare parts	224.6	424.3
Finished goods (i)	106.0	146.4
Held by third parties	50.7	108.7
Inventory in transit	21.0	91.1
Consumption materials	24.2	48.3
Used aircraft (ii)	5.9	46.0
Advances to suppliers	29.6	31.4
Loss on adjustment to market value (iii)	(0.9)	(7.7)
Loss due to obsolescence (iv)	(95.6)	(170.7)

	1,304.4	2,507.0

(i)	The following aircraft were held in the finished goods inventory:

•	December 31, 2019: one Legacy 650, one Phenom 100, three Phenom 300, two Praetor 500, three Praetor 600, two Ipanema.

•	December 31, 2018: two Legacy 450, four Legacy 500, one Phenom 100; three Phenom 300, one Lineage and two Ipanema.

(ii)	The following used aircraft were held in inventory as available for sale:

•	December 31, 2019: one Phenom 300. The inventories of used aircraft reclassified as assets held for sale (Note 4) was comprised of two Embraer 135 and three Embraer 145.

•	December 31, 2018: one Legacy 450, one Lineage, one Phenom 300.
Of the total aircraft held in inventories as of December 31, 2019, one Praetor 600 and two Ipanema had been delivered by until Ma
y

18
, 2020.

(iii)	Changes in the provision for adjustments to the realizable value of used aircraft were as follows:

	12.31.2019	12.31.2018	12.31.2017
Beginning balance	(7.7)	(17.2)	(19.9)
Additions	(5.2)	(8.8)	(8.2)
Disposals	11.2	18.3	10.9
Assets held for sale	0.8	—	—

Ending balance	(0.9)	(7.7)	(17.2)

(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2019	12.31.2018	12.31.2017
Beginning balance	(170.7)	(153.2)	(138.1)
Additions	(50.3)	(59.8)	(48.7)
Disposals	29.8	41.5	37.0
Foreign exchange loss	0.9	0.8	(3.4)
Assets held for sale	94.7	—	—

Ending balance	(95.6)	(170.7)	(153.2)